UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.4%
	Common Stocks — 96.4%
	Beverages — 1.9%
16,600	Brown-Forman Corp., Class B	1,272,390
141,700	Constellation Brands, Inc., Class A (a)	4,078,126

		5,350,516

	Building Products — 0.9%
62,800	American Standard Cos., Inc.	2,635,716

	Capital Markets — 2.2%
107,400	E*Trade Financial Corp. (a)	2,569,008
34,300	Northern Trust Corp.	2,004,149
34,700	T. Rowe Price Group, Inc.	1,660,395

		6,233,552

	Chemicals — 4.8%
59,486	Albemarle Corp.	3,231,874
46,800	Ashland, Inc.	2,984,904
50,500	PPG Industries, Inc.	3,387,540
53,200	Sigma-Aldrich Corp.	4,025,644

		13,629,962

	Commercial Banks — 7.0%
45,200	Cullen/Frost Bankers, Inc.	2,613,464
39,800	M&T Bank Corp.	4,774,408
124,800	North Fork Bancorp, Inc.	3,574,272
47,000	Synovus Financial Corp.	1,380,390
84,500	TCF Financial Corp.	2,221,505
66,000	Wilmington Trust Corp.	2,940,300
27,800	Zions Bancorp	2,218,718

		19,723,057

	Commercial Services & Supplies — 0.9%
62,700	Republic Services, Inc.	2,521,167

	Computers & Peripherals — 1.0%
68,700	NCR Corp. (a)	2,712,276

	Construction Materials — 2.0%
70,700	Vulcan Materials Co.	5,532,275

	Containers & Packaging — 1.3%
91,800	Ball Corp.	3,713,310

	Distributors — 1.5%
99,900	Genuine Parts Co.	4,308,687

	Diversified Telecommunication Services — 2.4%
106,400	CenturyTel, Inc.	4,220,888
193,880	Windstream Corp.	2,557,277

		6,778,165

	Electric Utilities — 3.4%
76,200	American Electric Power Co., Inc.	2,771,394
36,500	FirstEnergy Corp.	2,038,890
70,600	PPL Corp.	2,322,740
110,600	Westar Energy, Inc.	2,600,206

		9,733,230

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Electrical Equipment — 1.3%
65,700	AMETEK, Inc.	2,861,235
9,700	Cooper Industries Ltd. Class A	826,634

		3,687,869

	Electronic Equipment & Instruments — 1.6%
29,000	Amphenol Corp., Class A	1,795,970
21,800	Arrow Electronics, Inc. (a)	597,974
79,500	Jabil Circuit, Inc.	2,271,315

		4,665,259

	Food & Staples Retailing — 0.6%
61,800	SUPERVALU, Inc.	1,832,370

	Food Products — 1.7%
76,250	Dean Foods Co. (a)	3,204,025
163,100	Del Monte Foods Co.	1,704,395

		4,908,420

	Gas Utilities — 3.7%
45,600	AGL Resources, Inc.	1,664,400
72,700	Energen Corp.	3,043,949
42,700	Questar Corp.	3,491,579
95,900	UGI Corp.	2,344,755

		10,544,683

	Health Care Providers & Services — 5.9%
65,200	Community Health Systems, Inc. (a)	2,435,220
113,350	Coventry Health Care, Inc. (a)	5,839,792
43,029	Henry Schein, Inc. (a)	2,157,474
74,400	Omnicare, Inc.	3,205,896
48,600	Quest Diagnostics, Inc.	2,972,376

		16,610,758

	Hotels, Restaurants & Leisure — 3.0%
116,300	Applebee’s International, Inc.	2,501,613
127,200	Hilton Hotels Corp.	3,542,520
77,600	OSI Restaurant Partners, Inc.	2,460,696

		8,504,829

	Household Durables — 1.5%
55,900	Fortune Brands, Inc.	4,198,649

	Household Products — 1.3%
59,600	Clorox Co.	3,754,800

	Industrial Conglomerates — 2.2%
41,000	Carlisle Cos., Inc.	3,448,100
64,000	Walter Industries, Inc.	2,731,520

		6,179,620

	Insurance — 7.5%
125,800	Assurant, Inc.	6,718,978
71,263	Cincinnati Financial Corp.	3,424,900
46,700	IPC Holdings Ltd. (Bermuda)	1,420,614
197,562	Old Republic International Corp.	4,375,998
49,800	Principal Financial Group	2,703,144
44,100	Safeco Corp.	2,598,813

		21,242,447

	IT Services — 0.9%
47,100	Affiliated Computer Services, Inc., Class A (a)	2,442,606

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Machinery — 2.0%
64,400	Crane Co.	2,691,920
34,500	Dover Corp.	1,636,680
15,300	Harsco Corp.	1,188,045

		5,516,645

	Media — 4.5%
86,600	Cablevision Systems Corp., Class A	1,966,686
117,000	Clear Channel Communications, Inc.	3,375,450
78,200	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,595,280
53,100	Interactive Data Corp. (a)	1,059,345
48,200	McClatchy Co., Class A	2,033,558
3,630	Washington Post Co. (The), Class B	2,675,310

		12,705,629

	Multi-Utilities — 2.6%
84,100	Energy East Corp.	1,994,852
64,100	PG&E Corp.	2,669,765
65,300	SCANA Corp.	2,629,631

		7,294,248

	Multiline Retail — 0.4%
24,974	Federated Department Stores, Inc.	1,079,127

	Oil, Gas & Consumable Fuels — 5.0%
79,800	Devon Energy Corp.	5,039,370
56,500	Kinder Morgan, Inc.	5,924,025
131,100	Williams Cos., Inc.	3,129,357

		14,092,752

	Paper & Forest Products — 0.3%
33,872	MeadWestvaco Corp.	897,947

	Personal Products — 0.8%
59,200	Estee Lauder Cos., Inc., Class A	2,387,536

	Pharmaceuticals — 0.4%
84,400	Warner Chilcott Ltd. (Bermuda) (a)	1,122,520

	Real Estate Investment Trusts (REITs) — 3.0%
54,100	iStar Financial, Inc.	2,255,970
67,746	Rayonier, Inc.	2,560,799
32,600	Vornado Realty Trust	3,553,400

		8,370,169

	Real Estate Management & Development — 2.1%
106,200	Brookfield Properties Corp.	3,750,984
41,700	Forest City Enterprises, Inc., Class A	2,264,310

		6,015,294

	Road & Rail — 0.9%
61,000	Norfolk Southern Corp.	2,687,050

	Specialty Retail — 6.0%
92,067	Autonation, Inc. (a)	1,924,200
44,500	AutoZone, Inc. (a)	4,596,850
124,300	Limited Brands, Inc.	3,292,707
124,600	Tiffany & Co.	4,136,720
103,800	TJX Cos., Inc.	2,909,514

		16,859,991

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Textiles, Apparel & Luxury Goods — 3.2%
39,900	Columbia Sportswear Co. (a)	2,227,617
95,200	V.F. Corp.	6,944,840

		9,172,457

	Thrifts & Mortgage Finance — 2.5%
35,900	Golden West Financial Corp.	2,773,275
40,800	MGIC Investment Corp.	2,446,776
40,700	Webster Financial Corp.	1,917,377

		7,137,428

	Wireless Telecommunication Services — 2.2%
62,600	ALLTEL Corp.	3,474,300
64,300	Telephone & Data Systems, Inc.	2,626,655

		6,100,955

	Total Common Stocks
	(Cost $231,714,961)	272,883,971

	Short-Term Investment — 3.5%
	Investment Company — 3.5%
9,746,031	JPMorgan Prime Money Market Fund (b) (m)
	(Cost $9,746,031)	9,746,031

	Total Investments — 99.9%
	(Cost $241,460,992)	282,630,002
	Other Assets in Excess of Liabilities — 0.1%	337,476

	NET ASSETS 100.0%	$282,967,478

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investments in affiliate. Money market fund registered under the Investment Act of 1940, as amended, and above advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,513,009
Aggregate gross unrealized depreciation	(3,343,999)

Net unrealized appreciation/depreciation	$41,169,010

Federal income tax cost of investments	$241,460,992

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006